Condensed Consolidated Statement of Changes in Stockholders’ Deficit (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			22 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Balance			$ (38)	$ (18)	$ (18)
Net loss	(18)	(5,506)	(8,358)	(875)	(1,605)	(18)	(1,623)	(9,981)
Issuance of restricted stock for compensation, January 2013			1,400
Issuance of restricted stock for compensation, January 2013 (in Shares)			900,000
Beneficial conversion feature of convertible note payable					160
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013		4,108	4,108					4,108
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013 (in Shares)	0	411,000	411,000		0	0	0	411,000
Issuance of common stock for investment advisory services, July 2013			63
Share-based compensation			1,483	143	354		354	1,837
Unrealized loss on short-term investments, available-for-sale		(54)	(54)	0				(54)
Issuance of warrants in connection with note payable, April 2013			35
Balance	(18)	(5,273)	(5,273)		(38)	(18)	(38)	(5,273)
Stock Issuance for Founder Shares [Member] | Common Stock [Member]
Issuance of Common Stock to Investors					56
Issuance of Common Stock to Investors (in Shares)					5,563,000
Stock Issuance for Founder Shares [Member] | Additional Paid-in Capital [Member]
Issuance of Common Stock to Investors					(56)
Preferred Stock [Member] | Series C Preferred Stock [Member]
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013		4,108	4,108					4,108
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013 (in Shares)		411,000	411,000					411,000
Preferred Stock [Member]
Balance		4,108	4,108					4,108
Shares Balance (in Shares)		411,000	411,000					411,000
Common Stock [Member] | Series C Preferred Stock [Member]
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013		(82)	(82)					(82)
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013 (in Shares)		(8,215,000)	(8,215,000)					(8,215,000)
Common Stock [Member] | Investor June 2013 [Member]
Issuance of Common Stock to Investors (in Shares)			19,000
Common Stock [Member] | VeriTeQ [Member]
Issuance of Common Stock, Related to Acquisition			10
Issuance of Common Stock, Related to Acquisition (in Shares)			1,029,000
Common Stock [Member] | Business Acquisition [Member]
Issuance of Common Stock, Related to Acquisition					8
Issuance of Common Stock, Related to Acquisition (in Shares)					763,000
Common Stock [Member]
Balance			70
Shares Balance (in Shares)			7,021,000
Issuance of restricted stock for compensation, January 2013			9
Issuance of restricted stock for compensation, January 2013 (in Shares)			859,000
Beneficial conversion feature of convertible note payable					4
Beneficial conversion feature of convertible note payable (in Shares)					436,000
Issuance of common stock for investment advisory services, July 2013			1
Issuance of common stock for investment advisory services, July 2013 (in Shares)			42,000
Balance		11	11		70		70	11
Shares Balance (in Shares)		1,071,000	1,071,000		7,021,000		7,021,000	1,071,000
Common Stock [Member] | March 2013 [Member]
Issuance of common stock and warrants for note conversion			1
Issuance of common stock and warrants for note conversion (in Shares)			95,000
Common Stock [Member] | June 2013 [Member]
Issuance of common stock and warrants for note conversion			2
Issuance of common stock and warrants for note conversion (in Shares)			221,000
Common Stock [Member] | April 2012 [Member]
Issuance of Common Stock to Investors					2
Issuance of Common Stock to Investors (in Shares)					218,000
Common Stock [Member] | June 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable (in Shares)					41,000
Additional Paid-in Capital [Member] | Series C Preferred Stock [Member]
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013		(4,026)	(4,026)					(4,026)
Additional Paid-in Capital [Member] | Investor June 2013 [Member]
Issuance of Common Stock to Investors			25
Additional Paid-in Capital [Member] | VeriTeQ [Member]
Issuance of Common Stock, Related to Acquisition			925
Additional Paid-in Capital [Member] | Business Acquisition [Member]
Issuance of Common Stock, Related to Acquisition					752
Additional Paid-in Capital [Member]
Balance			1,515
Issuance of restricted stock for compensation, January 2013			(9)
Beneficial conversion feature of convertible note payable					156
Issuance of common stock for investment advisory services, July 2013			62
Share-based compensation			1,483		354
Issuance of warrants in connection with note payable, April 2013			35
Balance		643	643		1,515		1,515	643
Additional Paid-in Capital [Member] | March 2013 [Member]
Issuance of common stock and warrants for note conversion			194
Additional Paid-in Capital [Member] | June 2013 [Member]
Issuance of common stock and warrants for note conversion			439
Additional Paid-in Capital [Member] | April 2012 [Member]
Issuance of Common Stock to Investors					78
Additional Paid-in Capital [Member] | June 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					15
Additional Paid-in Capital [Member] | September 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					33
Beneficial conversion feature of convertible note payable					33
Additional Paid-in Capital [Member] | October 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					34
Beneficial conversion feature of convertible note payable					34
Additional Paid-in Capital [Member] | December 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					41
Beneficial conversion feature of convertible note payable					41
Retained Earnings [Member]
Balance			(1,623)	(18)	(18)
Net loss	(18)		(8,358)		(1,605)
Balance	(18)	(9,981)	(9,981)		(1,623)	(18)	(1,623)	(9,981)
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized loss on short-term investments, available-for-sale			(54)
Balance		(54)	(54)					(54)
Series C Preferred Stock [Member]
Issuance of Series C Preferred Stock to VeriTeQ shareholders in exchange for their common stock, July 2013 (in Shares)		410,759	410,759					410,759
Investor June 2013 [Member]
Issuance of Common Stock to Investors			25
VeriTeQ [Member]
Issuance of Common Stock, Related to Acquisition			935
Business Acquisition [Member]
Issuance of Common Stock, Related to Acquisition					760
March 2013 [Member]
Issuance of common stock and warrants for note conversion			195
June 2013 [Member]
Issuance of common stock and warrants for note conversion			441
April 2012 [Member]
Issuance of Common Stock to Investors					80
June 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					15
September 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					33
Beneficial conversion feature of convertible note payable					33
October 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					34
Beneficial conversion feature of convertible note payable					34
December 2012 [Member]
Issuance of common stock warrants in connection with convertible note payable					41
Beneficial conversion feature of convertible note payable					$ 41